Management compensation and share based payments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Management Compensation Explanatory Abstract
Schedule of expenses with management compensation
	2022	2021	2020
Board of directors and executive board compensation	4,208	3,803	3,789
Bonuses	8,249	8,220	7,093
Short term employee benefits	12,457	12,023	10,882
Share based payment	1,717	1,416	1,117
Total compensation	14,174	13,439	11,999